Note 1 - Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Nature of Operations [Text Block]
NOTE 1 –
ORGANIZATION AND NATURE OF BUSINESS

Company Background

Protagenic Therapeutics, Inc. (“we,” “our,” “Protagenic” or “the Company”) was originally incorporated in Delaware on February 3, 1994 under the name Millbrook Acquisition Corp. The Company was the successor to The Millbrook Press Inc., which was a wholly-owned subsidiary of Antia Publishing Company, a Delaware corporation, which in turn was a wholly-owned subsidiary of Groupe de la Cite International, a Science Anonyme organized under French law.  In February 1994, the founders of the Company effected a management buyout by forming the Company which purchased substantially all of the assets of The Millbrook Press Inc.

For the next 10 years, the Company was involved in a variety of attempts at creating a profitable, sustainable business model in the publishing and retail sectors, none of which succeeded. On February 6, 2004, the Company filed a voluntary petition for relief under Chapter 11 of the Bankruptcy Code with the United States Bankruptcy Court for the District of Connecticut and changed its name to MPLC, Inc.

That same year, a biotechnology company called Protagenic Therapeutics, Inc. (referred to herein as “Prior Protagenic”) was organized on September 29, 2004 in the State of Delaware. On September 14, 2015, Prior Protagenic obtained its renewal and revival of its Delaware charter which had become inoperative effective August 7, 2015. Prior Protagenic was a biotechnology company focused on the discovery, research and development of pre-clinical studies for developing novel, naturally occurring, human neuropeptide-based, brain- active therapeutics for treatment of depression, mood, anxiety and other neurodegenerative disorders. Prior Protagenic was also interested in acquiring exclusive intellectual property rights for peptide-based therapeutics for the treatment of neurological and mood disorders. As a result of the reverse merger discussed below, the Company has adopted Prior Protagenic’s business plan. Once the Company’s planned principal operations commence, its focus will be licensing certain technologies and the continued research of new technologies.

Protagenic Therapeutics Canada (2006) Inc. (“PTI Canada”) was incorporated in 2006 in the Province of Ontario, Canada. PTI Canada was a wholly-owned subsidiary of Prior Protagenic, and following the Special Meeting, as defined in Note 7 below, it became a wholly-owned subsidiary of the Company. PTI Canada provides operational support and assistance for the implementation of corporate and operational activities conducted in Canada.

On January 31, 2007, MPLC, Inc. entered into an exchange agreement with New Motion, Inc., a Delaware corporation formed in March 2005 (“New Motion”), the stockholders of New Motion , and Trinad Capital Master Fund. On May 2, 2007, the Company changed its corporate name to New Motion, Inc.

As part of a corporate re-branding strategy, on June 25, 2009, the Company. changed its name to Atrinsic, Inc.  Its new corporate image was as a provider of “digital advertising and marketing services,” primarily digital music, casual games, interactive contests, and communities/lifestyles.

The Reverse Business Combination (Merger)

On February 12, 2016 (“Closing Date”), Protagenic Acquisition Corp., a wholly-owned subsidiary of the Company (which at the time was named Atrinsic, Inc.), merged (the “Merger”) with and into Prior Protagenic. Prior Protagenic was the surviving corporation of the Merger. As a result of the Merger, the Company acquired the business of prior Protagenic and will continue the existing business operations of Prior Protagenic as a wholly-owned subsidiary. On June 17, 2016, Prior Protagenic merged with and into the Company with the Company as the surviving corporation in the merger. Immediately thereafter, the Company changed its name from Atrinsic, Inc. to Protagenic Therapeutics, Inc.

On the Closing Date, all of the issued and outstanding (6,612,838) shares of Prior Protagenic common stock converted, on a 1 for 1 basis, into shares of the Company’s Series B Convertible Preferred Stock, par value $0.000001 per share (“Series B Preferred Stock”). Also on the Closing Date, all of the issued and outstanding options to purchase shares of Prior Protagenic common stock, and all of the issued and outstanding warrants to purchase shares of Prior Protagenic common stock, converted, on a 1 for 1 basis, into options (the “New Options”) and warrants (the “New Warrants”) respectively, to purchase shares of Series B Preferred Stock. New Options to purchase 1,807,744 shares of Series B Preferred, having an average exercise price of approximately $0.87 per share, were issued to Prior Protagenic optionees. New Warrants to purchase 3,403,367 shares of Series B Preferred Stock at an average exercise price of approximately $1.03 per share were issued to holders of Prior Protagenic warrants.

The common stockholders of Atrinsic, Inc. before the Merger (“Predecessor”) retained 25,867 shares of common stock, par value $0.0001 per share (the “Common Stock”). Upon the effectiveness of the Merger, the holders of the Predecessor’s Series A Preferred Stock exchanged all of the issued and outstanding Series A Preferred Stock for an aggregate of 297,468 shares of Series B Preferred Stock. In addition, the holders of options to purchase Predecessor common stock were issued options (“Predecessor Options”) to purchase 17,784 shares of Series B Preferred Stock at $1.25 per share. Warrants (“Predecessor Warrants”) to purchase 295,945 shares of Series B Preferred Stock at $1.25 per share were issued to Strategic Bio Partners, LLC, the designee (the “Designee”) of the holders of the Predecessor’s debt in consideration of the cancellation of such debt amounting to $665,000 in principal and $35,000 in interest.

The Merger is being accounted for as a “Reverse Business Combination,” and Prior Protagenic is deemed to be the accounting acquirer in the merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Merger will be those of Prior Protagenic, and the consolidated financial statements after completion of the Merger will include the assets and liabilities of Prior Protagenic, historical operations of Prior Protagenic and combined operations of Prior Protagenic, Predecessor and the Company from the Closing Date of the Merger. Further, as a result of the issuance of the shares of Series B Preferred Stock pursuant to the Merger, a change in control of the Company occurred as of the date of consummation of the Merger.

The Merger will be treated as a recapitalization of the Company for financial accounting purposes. The historical financial statements of Predecessor before the Merger will be replaced with the historical financial statements of Prior Protagenic before the Merger in all future filings with the Securities and Exchange Commission (the “SEC”).

At the closing of the Merger, Predecessor had a 51% interest in MomSpot, and the remaining 49% was held by B.E. Global LLC. Barry Eisenberg is the sole owner of B.E. Global LLC and is the Chief Executive Officer of MomSpot LLC. Immediately after the closing of the Merger, the Company split off its 51% membership interests in MomSpot. The split-off was accomplished through the transfer of all of its membership interests of MomSpot, having nominal value, to B.E. Global LLC via a split off agreement for nominal consideration.

Immediately after the closing of the Merger, the Company also split off all of its equity interest in 29 wholly-owned subsidiaries of Predecessor. The split-off was accomplished through the sale of all equity interests in these wholly-owned subsidiaries to Quintel Holdings, Inc. for nominal considerations via a split off agreement. These entities had nominal value.

The Private Offering

Concurrently and a condition of the closing of the Merger, we conducted the first closing of an offering (the “Private Offering”) of our Series B Preferred Stock. At the first closing, we sold 2,775,000 shares of Series B Preferred Stock at a purchase price of $1.25 per share, for which we received total gross consideration of $3,468,750. Of this amount, $350,000 consisted of the conversion of outstanding stockholder debt held by Garo H. Armen, our chairmen and a member of our board of directors, and $150,000 of legal expenses incurred by Strategic Bio Partners, LLC, on behalf of the stockholders of Predecessor, in conjunction with and as permitted under the terms of the Merger. On March 2, 2016, we completed the second closing of the Private Offering, at which we sold an additional 913,200 shares of Series B Preferred Stock, for total gross proceeds of $1,141,500. On April 15, 2016 we completed the final closing of the Private Offering, at which we issued an additional 420,260 shares of Series B Preferred Stock to accredited investors, for total gross proceeds of $525,325. We paid the Placement Agent and its selected dealers total cash commissions of $159,183 including allowable expenses of $15,000 and $266,727 of additional legal and miscellaneous fees. We also issued Placement Agent Warrants to purchase 127,346 shares of Series B Preferred Stock valued at $146,641 using a Black-Scholes model at an exercise price of $1.25 per share to the Placement Agent and its selected dealers. The Company determined the fair value of the binomial lattice model and the Black-Scholes valuation model to be materially the same. For all three closings, we issued 4,108,460 shares of Series B Preferred Stock and raised total gross proceeds of $4,635,575 and total net proceeds of $4,283,438 (or total gross proceeds of $5,135,575 and total net proceeds of $4,783,438, including the conversion of the $350,000 in principal of stockholder debt, and $150,000 of legal expenses incurred by the Predecessor’s stockholders.

Debt Exchange

Simultaneous with the Merger and the Private Offering, holders of $665,000 of Predecessor debt accompanied with $35,000 in accrued interest exchanged such debt for Predecessor Warrants to purchase 295,945 shares of Series B Preferred Stock at $1.25 per share. The Predecessor Warrants were valued at $340,784 (see Note 6).

The Reverse Split

The Company’s stockholders voted at a special meeting held on June 17, 2016 in favor of a 1-for-15,463.7183 reverse stock split of the Company’s common stock, or the Reverse Split. As a result of the Reverse Split the Series B Preferred Stock immediately and automatically converted into common stock on a 1-for-1 basis. The Series B Preferred Stock will cease to be designated as a separate series of The Company’s preferred stock when all of such shares have converted into shares of common stock.

Upon the effectiveness of the Reverse Split, the 11,018,766 outstanding shares of our Series B Preferred Stock should immediately and automatically convert into 11,018,766 shares of our common stock accounting for the Reverse Split ratio. As of September 30, 2016, 2,796,929 shares of Series B Preferred have yet to be converted to common stock.

Also at this time, the total number of stock which the Company is authorized to issue will be 120,000,000, consisting of 100,000,000 shares of common stock at a par value of $0.0001 per share and 20,000,000 shares of preferred stock at a par value of $0.000001 per share. All share and per share amounts for the common stock have been retroactively restated to give effect to the reverse split.

NOTE 1                 ORGANIZATION AND NATURE OF BUSINESS

Protagenic Therapeutics, Inc. (“PTI U.S.A.”) was organized on September 29, 2004 in the State of Delaware. On September 14, 2015, PTI U.S.A. obtained its renewal and revival of its Delaware charter which had become inoperative effective August 7, 2015. The Company is a privately held biotechnology company focused on the discovery, research and development of pre-clinical studies for developing novel, naturally occurring, human neuropeptide-based, brain- active therapeutics for treatment of depression, mood, anxiety and other neurodegenerative disorders. The Company is also interested in acquiring exclusive intellectual property rights for peptide-based therapeutics for the treatment of neurological and mood disorders. Once the Company’s planned principal operations commence, its focus will be licensing certain technologies and the continued research of the new technologies.

Protagenic Therapeutics Canada (2006) Inc. (“PTI Canada”) was incorporated in 2006 in the Province of Ontario, Canada. PTI Canada is a wholly-owned subsidiary of PTI U.S.A. (collectively, the “Company”). It provides operational support and assistance for the implementation of corporate and operational activities conducted in Canada.